Equity (Details) $ / shares in Units, ¥ in Thousands, $ in Thousands																																6 Months Ended
		Dec. 05, 2025 $ / shares shares	Sep. 29, 2025 $ / shares shares	Jun. 09, 2025 $ / shares shares	Mar. 14, 2025 USD ($) $ / shares shares	Feb. 10, 2025 USD ($) $ / shares shares	Dec. 12, 2024 $ / shares shares	Dec. 10, 2024 $ / shares shares	Nov. 15, 2024 $ / shares shares	Nov. 08, 2024 $ / shares shares	Oct. 15, 2024 $ / shares shares	Oct. 11, 2024 $ / shares shares	Oct. 10, 2024 $ / shares shares	Oct. 08, 2024 $ / shares shares	Oct. 07, 2024 $ / shares shares	Oct. 01, 2024 $ / shares shares	Aug. 12, 2024 $ / shares shares	Aug. 07, 2023 shares	Jul. 24, 2023 shares	Jul. 21, 2023 $ / shares shares	Jul. 19, 2023 CNY (¥) shares	Jul. 19, 2023 USD ($) $ / shares shares	Mar. 09, 2023 USD ($) $ / shares shares	Mar. 03, 2023 CNY (¥) shares	Mar. 03, 2023 USD ($) $ / shares shares	Feb. 21, 2023 shares	Feb. 10, 2023 USD ($) $ / shares shares	Dec. 08, 2022 CNY (¥) shares	Dec. 08, 2022 USD ($) $ / shares shares	Nov. 01, 2019 CNY (¥) shares	Nov. 01, 2019 USD ($) $ / shares shares	Jun. 30, 2026 shares	Jun. 30, 2025 shares	Dec. 31, 2025 shares	Oct. 26, 2025 USD ($)	Oct. 04, 2024 $ / shares shares	Oct. 14, 2022 USD ($) $ / shares shares	Dec. 31, 2018 shares	Dec. 31, 2013 $ / shares shares
Ordinary Shares [Line Items]
Ordinary shares authorized																																							2,000,000,000
Ordinary shares par value (in Dollars per share) | $ / shares				$ 0.009										$ 0.0005625			$ 0.0005625																						$ 0.0000001
Ordinary shares issued																																							975,308,700
Share price (in Dollars per share) | $ / shares				$ 0.0005625	$ 0.005625		$ 0.88
Net proceeds																					¥ 46,245	$ 6,471		¥ 158	$ 23			¥ 3,136	$ 450
Converted shares		32,971,466
Depository share price (in Dollars per share) | $ / shares																											$ 0.47
Description of change the ratio of the american depositary shares																			On July 24, 2023, the Company announced that it will change the ratio of the American depositary shares (“ADSs”) representing its Class A ordinary shares from one (1) ADS representing three hundred and seventy-five (375) Class A ordinary share to one (1) ADS representing five thousand six hundred and twenty-five (5,625) Class A ordinary shares.
Discount Rate Convertible Promissory Notes					5.00%	5.00%
Consolidation shares				16
Ordinary share				1
385 Homer LLC [Member]
Ordinary Shares [Line Items]
Equity interest																																15.00%
Conversion Notes [Member]
Ordinary Shares [Line Items]
Conversion price (in Dollars per share) | $ / shares		$ 1.0409
Issue discount					5.00%
Convertible Promissory Notes [Member]
Ordinary Shares [Line Items]
Convertible promissory notes (in Dollars) | $																																			$ 34,320
Regular Warrant [Member]
Ordinary Shares [Line Items]
Shares newly issued																					4,285,711,875	4,285,711,875
Reset Warrant [Member]
Ordinary Shares [Line Items]
Shares newly issued																		8,169,637,500			10,714,279,875	10,714,279,875
Pre-Funded Warrants [Member]
Ordinary Shares [Line Items]
Share price (in Dollars per share) | $ / shares								$ 0.6994375		$ 0.6994375		$ 0.8794375			$ 1.5994375
Board of Directors [Member]
Ordinary Shares [Line Items]
Ordinary shares authorized																																					50,000,000,000
Ordinary shares par value (in Dollars per share) | $ / shares																																					$ 0.0000001
Authorized share capital (in Dollars) | $																																					$ 5,000
Common Stock [Member]
Ordinary Shares [Line Items]
Ordinary shares par value (in Dollars per share) | $ / shares																	$ 0.0000001
Shares newly issued																	5,625
Common Stock [Member] | Board of Directors [Member]
Ordinary Shares [Line Items]
Ordinary shares authorized																																					10,000,000,000
Purchase Agreement [Member]
Ordinary Shares [Line Items]
Repurchased shares										2,521,616
Convertible promissory notes (in Dollars) | $																																			$ 34,320
Convertible Promissory Note [Member]
Ordinary Shares [Line Items]
Principal amount (in Dollars) | $																							$ 21,000
Conversion price (in Dollars per share) | $ / shares																							$ 0.00112
Convertible promissory notes (in Dollars) | $					$ 5,000	$ 5,000
Mr. Jiancheng Li [Member]
Ordinary Shares [Line Items]
Converted shares																										129,519,698
Class A Ordinary Shares [Member]
Ordinary Shares [Line Items]
Ordinary shares authorized																															325,773,972	10,000,000,000		10,000,000,000
Ordinary shares par value (in Dollars per share) | $ / shares																	$ 0.0005625
Ordinary shares issued																																38,529,284		38,529,284		2,288,558
Conversion of shares																														715,043,731	715,043,731
Shares newly issued					251,890	164,610			2,521,616		1,933,828			661,232			5,625		5,625		4,285,711,875	4,285,711,875		120,811,500	120,811,500		375	375,000,000	375,000,000
Share price (in Dollars per share) | $ / shares						$ 0.0005625		0.0005625				0.0005625			0.0005625							$ 0.00187							$ 0.0017		$ 0.52
Net proceeds																														¥ 498,436	$ 71,596
Negotiated price per share (in Dollars per share) | $ / shares								$ 0.7		$ 0.7		0.88			$ 1.6	$ 1.55
Exercise price (in Dollars per share) | $ / shares									$ 0.0005625		$ 0.005625																									$ 2.22546
Repurchased shares							10,000	3,910,696							661,232
Voting rights																																one
Conversion shares																																1
Class A Ordinary Shares [Member] | Pre-Funded Warrants [Member]
Ordinary Shares [Line Items]
Exercise price (in Dollars per share) | $ / shares								$ 0.0005625
Class A Ordinary Shares [Member] | Board of Directors [Member]
Ordinary Shares [Line Items]
Ordinary shares authorized																																					30,000,000,000
Class A Ordinary Shares [Member] | Common Stock [Member]
Ordinary Shares [Line Items]
Conversion of shares	[1]																																1,758,347
Shares newly issued																					4,285,711,875	4,285,711,875
Share price (in Dollars per share) | $ / shares																									$ 0.0017
Class A Ordinary Shares [Member] | Purchase Agreement [Member]
Ordinary Shares [Line Items]
Ordinary shares par value (in Dollars per share) | $ / shares								$ 0.0005625		0.0005625		$ 0.0005625			$ 0.0005625	$ 0.0005625
Shares newly issued															2,464,000
Share price (in Dollars per share) | $ / shares										$ 0.0005625
Sale of shares																1,612,902
Repurchased shares								6,092,446		4,623,266		1,933,828
Excess Stock												3,181,044
Class A Ordinary Shares [Member] | Convertible Promissory Note [Member]
Ordinary Shares [Line Items]
Aggregate converted shares																							18,750,000,000
Class B Ordinary Shares [Member]
Ordinary Shares [Line Items]
Ordinary shares authorized																															619,938,058	10,000,000,000		10,000,000,000
Ordinary shares issued																																5,450		5,450
Voting rights																																ten
Class B Ordinary Shares [Member] | Board of Directors [Member]
Ordinary Shares [Line Items]
Ordinary shares authorized																																					10,000,000,000
Class B Ordinary Shares [Member] | Common Stock [Member]
Ordinary Shares [Line Items]
Conversion of shares	[1]
Class C Ordinary Shares [Member]
Ordinary Shares [Line Items]
Ordinary shares authorized																																10,000,000,000		10,000,000,000
Ordinary shares issued																																13,679		13,679
Shares newly issued			12,731										3,901															75,000	75,000
Share price (in Dollars per share) | $ / shares			$ 1.81										$ 2.53																$ 0.0036
Sale of shares																											7,875,000
Voting rights																																10,000
Class C Ordinary Shares [Member] | Common Stock [Member]
Ordinary Shares [Line Items]
Conversion of shares	[1]
Shares newly issued																				1,371,427
Share price (in Dollars per share) | $ / shares																				$ 0.00223
Class C Ordinary Shares [Member] | Convertible Promissory Note [Member]
Ordinary Shares [Line Items]
Shares newly issued																							5,625,000
Share price (in Dollars per share) | $ / shares																							$ 0.00271
Minimum [Member]
Ordinary Shares [Line Items]
Ordinary shares authorized																																						2,000,000,000
Maximum [Member]
Ordinary Shares [Line Items]
Ordinary shares authorized																																						2,275,948,587
IPO [Member]
Ordinary Shares [Line Items]
Ordinary shares authorized																															5,000,000,000
Ordinary shares par value (in Dollars per share) | $ / shares																															$ 0.0000001
Authorized share capital (in Dollars) | $																															$ 500
IPO [Member] | Board of Directors [Member]
Ordinary Shares [Line Items]
Ordinary shares authorized																															1,000,000,000
IPO [Member] | Class A Ordinary Shares [Member]
Ordinary Shares [Line Items]
Ordinary shares authorized																															3,380,061,942
Shares newly issued																														150,000,000	150,000,000
Over-Allotment Option [Member] | Class A Ordinary Shares [Member]
Ordinary Shares [Line Items]
Shares newly issued																														12,504,475	12,504,475
Share price (in Dollars per share) | $ / shares																						$ 0.0019
Private Placement [Member] | Convertible Promissory Note [Member]
Ordinary Shares [Line Items]
Convertible promissory note payment (in Dollars) | $																											$ 21,000
Principal amount (in Dollars) | $																											$ 21,000
Annual interest rate, percentage																											8.00%
Shares adjusted price percentage																											64.00%
Shares Consolidation [Member] | Class A Ordinary Shares [Member]
Ordinary Shares [Line Items]
Ordinary shares par value (in Dollars per share) | $ / shares																	$ 0.0000001

[1]	Retrospectively restated to reflect the 2025 Share Consolidation.